TRADE RECEIVABLES - An aging analysis of the Company's trade receivables (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 18,893	¥ 51,416
Within 90 days
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	422	81
Between 3 and 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0
More than 6 months
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 18,471	¥ 51,335